Long-Term Borrowings - Long-Term Borrowings (Details) - USD ($) $ in Thousands	Sep. 02, 2020	Dec. 31, 2024	Dec. 31, 2023	Aug. 04, 2020
Chang Hwa Bank
Long-Term Borrowings
Unsecured borrowings	$ 20,000			$ 40,000
Debt instrument term	10 years
Long-term unsecured borrowings (including current portion)
Long-Term Borrowings
Unsecured borrowings		$ 34,500	$ 40,500
Pledged collateral amount		$ 59,964	$ 63,352